Cover	Nov. 09, 2020	Aug. 10, 2020
Document Type	8-K
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	Infrastructure & Energy Alternatives, Inc.
Entity File Number		001-37796
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		47-4787177
Entity Address, Address Line One		6325 Digital Way
Entity Address, Address Line Two		Suite 460
Entity Address, City or Town		Indianapolis
Entity Address, State or Province		IN
Entity Address, Postal Zip Code		46278
City Area Code	765
Local Phone Number	828-2580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Central Index Key	0001652362
Common Stock
Title of 12(b) Security		Common Stock, $0.0001 par value
Trading Symbol		IEA
Security Exchange Name		NASDAQ
Warrant
Title of 12(b) Security		Warrants for Common Stock
Trading Symbol		IEAWW
Security Exchange Name		NASDAQ